Short-term Notes (Parenthetical) (Details) (USD $)	6 Months Ended		12 Months Ended	95 Months Ended	101 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2014 Promissory Note Payable [Member]	Dec. 31, 2013 Promissory Note Payable [Member]	Feb. 04, 2014 Unsecured Promissory Note [Member]	Jun. 30, 2014 Unsecured Promissory Note [Member]	Dec. 31, 2013 Unsecured Promissory Note [Member]	Dec. 31, 2012 Unsecured Promissory Note [Member]	Jun. 30, 2014 Unsecured Promissory Note [Member] Issuance Date May 20 2013 [Member]	Dec. 31, 2013 Unsecured Promissory Note [Member] Issuance Date May 20 2013 [Member]	Jun. 30, 2014 Unsecured Promissory Note [Member] Issuance Date Sepember 03 2013 [Member]	Dec. 31, 2013 Unsecured Promissory Note [Member] Issuance Date Sepember 03 2013 [Member]	Dec. 31, 2013 Unsecured Promissory Note [Member] Issuance Date December 12 2013 [Member]	Jun. 30, 2014 Unsecured Promissory Note [Member] Issuance Date December 31 2013 [Member]	Jun. 30, 2014 Amounts Advanced Related Factoring Agreement [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						8.00%				8.00%								0.90%
Debt Instrument, Maturity Date						May 08, 2014	May 08, 2014
Short-term Debt	$ 175,000		$ 0	$ 197,000	$ 175,000	$ 25,000	$ 25,000		$ 150,000	$ 172,000	$ 0	$ 110,000	$ 110,000	$ 40,000	$ 40,000	$ 22,000	$ 22,000
Debt Instrument, Maturity Date, Description									all mature 12 months from their issuance dates with all accrued interest due at maturity.	The notes all mature 12 months from their issuance dates with all accrued interest due at maturity.
Maximum Percentage Drawn Of Each Billing To Customers																		85.00%
Repayments of Notes Payable	$ 22,000	$ 0	$ 0	$ 250,000	$ 272,000			$ 22,000